Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of the Results of Operations (Details) - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Transaction and processing service fees	$ 1,667	[1]			$ 1,672	[1]						$ 3,233	[1]	$ 3,212	[1]	$ 6,510	[2]	$ 6,345	[2]	$ 6,330	[2]
Product sales and other	279	[1]			235	[1]						535	[1]	460	[1]	1,038	[2]	957	[2]	988	[2]
Reimbursable debit network fees, postage, and other	926				930							1,799		1,805		3,604		3,507		3,362
Total revenues	2,872		$ 2,883	$ 2,792	2,837		$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	5,567		5,477		11,152		10,809		10,680
Expenses:
Cost of services (exclusive of items shown below)	655				665							1,369		1,300		2,668		2,723		2,781
Cost of products sold	85				81							161		160		330		328		330
Selling, general, and administrative	526				512							1,046		1,010		2,043		1,980		1,913
Reimbursable debit network fees, postage, and other	926				930							1,799		1,805		3,604		3,507		3,362
Depreciation and amortization	252				263							503		528		1,056		1,091		1,192
Other operating expenses:
Restructuring, net	19				4							20		7		13		48		23
Litigation and regulatory settlements																0		8		0
Impairments																0		0		5
Total expenses	2,463		2,465	2,439	2,455		2,355	2,439	2,408	2,438	2,400	4,898		4,810		9,714		9,685		9,606
Operating (loss) profit	409		418	353	382		285	358	304	271	191	669		667		1,438		1,124		1,074
Interest income	1				4							2		7		11		11		9
Interest expense	(406)				(463)							(813)		(927)		(1,739)		(1,867)		(1,896)
Loss on debt extinguishment	0				0							0		(3)		(274)		(79)		(56)
Interest income (expense) from intercompany notes	0				0							0		0		0		0		0
Other income (expense)	(24)				82							11		83		161		(47)		(94)
Equity earnings from consolidated subsidiaries	0				0							0		0		0		0		0
Non-operating income (expense)	(429)				(377)							(800)		(840)		(1,841)		(1,982)		(2,037)
(Loss) income before income taxes and equity earnings in affiliates	(20)				5							(131)		(173)		(403)		(858)		(963)
Income tax expense (benefit)	10				40							13		77		82		105		(243)
Equity earnings in affiliates	63				58							114		108		220		188		158
Net (loss) income	33		65	(188)	23		(165)	(66)	(177)	(193)	(339)	(30)		(142)		(265)		(775)		(562)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	59				57							108		93		193		177		174
Net (loss) income attributable to First Data Corporation	(26)		$ 12	$ (235)	(34)		$ (201)	$ (121)	$ (216)	$ (237)	$ (378)	(138)		(235)		(458)		(952)		(736)
Comprehensive (loss) income	71				24							(159)		(157)		(616)		(811)		(513)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	62				56							100		93		182		178		177
Comprehensive (loss) income attributable to First Data Corporation	9				(32)							(259)		(250)		(798)		(989)		(690)
Reportable legal entities | FDC Parent Company
Revenues:
Transaction and processing service fees	0				0							0		0		0		0		0
Product sales and other	0				0							0		0		0		0		0
Reimbursable debit network fees, postage, and other	0				0							0		0		0		0		0
Total revenues	0				0							0		0		0		0		0
Expenses:
Cost of services (exclusive of items shown below)	0				0							0		0		0		0		0
Cost of products sold	0				0							0		0		0		0		0
Selling, general, and administrative	27				34							59		76		131		115		89
Reimbursable debit network fees, postage, and other	0				0							0		0		0		0		0
Depreciation and amortization	5				3							9		5		10		7		8
Other operating expenses:
Restructuring, net	7				4							6		5		10		18		0
Litigation and regulatory settlements																		8
Impairments																				0
Total expenses	39				41							74		86		151		148		97
Operating (loss) profit	(39)				(41)							(74)		(86)		(151)		(148)		(97)
Interest income	0				0							0		0		0		0		0
Interest expense	(403)				(459)							(805)		(920)		(1,724)		(1,850)		(1,879)
Loss on debt extinguishment														(3)		(274)		(79)		(56)
Interest income (expense) from intercompany notes	77				79							158		158		316		315		313
Other income (expense)	(30)				(3)							39		(1)		81		(53)		(102)
Equity earnings from consolidated subsidiaries	135				251							307		401		833		579		523
Non-operating income (expense)	(221)				(132)							(301)		(365)		(768)		(1,088)		(1,201)
(Loss) income before income taxes and equity earnings in affiliates	(260)				(173)							(375)		(451)		(919)		(1,236)		(1,298)
Income tax expense (benefit)	(234)				(139)							(237)		(216)		(461)		(284)		(562)
Equity earnings in affiliates	0				0							0		0		0		0		0
Net (loss) income	(26)				(34)							(138)		(235)		(458)		(952)		(736)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	0				0							0		0		0		0		0
Net (loss) income attributable to First Data Corporation	(26)				(34)							(138)		(235)		(458)		(952)		(736)
Comprehensive (loss) income	8				(32)							(259)		(250)		(798)		(989)		(690)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	0				0							0		0		0		0		0
Comprehensive (loss) income attributable to First Data Corporation	8				(32)							(259)		(250)		(798)		(989)		(690)
Reportable legal entities | Guarantor Subsidiaries
Revenues:
Transaction and processing service fees	980				943							1,894		1,818		3,712		3,585		3,540
Product sales and other	176				145							341		286		625		570		604
Reimbursable debit network fees, postage, and other	627				653							1,228		1,279		2,510		2,510		2,425
Total revenues	1,783				1,741							3,463		3,383		6,847		6,665		6,569
Expenses:
Cost of services (exclusive of items shown below)	372				353							777		690		1,403		1,508		1,504
Cost of products sold	60				54							113		106		223		217		225
Selling, general, and administrative	290				279							577		554		1,125		1,136		1,142
Reimbursable debit network fees, postage, and other	627				653							1,228		1,279		2,510		2,510		2,425
Depreciation and amortization	151				151							301		305		607		623		687
Other operating expenses:
Restructuring, net	2				1							4		3		3		25		7
Litigation and regulatory settlements																		0
Impairments																				5
Total expenses	1,502				1,491							3,000		2,937		5,871		6,019		5,995
Operating (loss) profit	281				250							463		446		976		646		574
Interest income	0				0							0		0		0		0		1
Interest expense	(3)				(2)							(6)		(4)		(9)		(10)		(7)
Loss on debt extinguishment														0		0		0		0
Interest income (expense) from intercompany notes	(79)				(69)							(156)		(139)		(305)		(276)		(271)
Other income (expense)	3				88							3		88		100		(3)		(8)
Equity earnings from consolidated subsidiaries	85				95							123		131		294		207		272
Non-operating income (expense)	6				112							(36)		76		80		(82)		(13)
(Loss) income before income taxes and equity earnings in affiliates	287				362							427		522		1,056		564		561
Income tax expense (benefit)	197				174							200		239		377		250		252
Equity earnings in affiliates	55				53							103		99		202		169		138
Net (loss) income	145				241							330		382		881		483		447
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	0				0							0		0		0		0		0
Net (loss) income attributable to First Data Corporation	145				241							330		382		881		483		447
Comprehensive (loss) income	144				185							302		305		709		453		447
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	0				0							0		0		0		0		0
Comprehensive (loss) income attributable to First Data Corporation	144				185							302		305		709		453		447
Reportable legal entities | Non-Guarantor Subsidiaries
Revenues:
Transaction and processing service fees	764				790							1,489		1,514		3,056		2,987		2,990
Product sales and other	118				105							223		204		473		447		443
Reimbursable debit network fees, postage, and other	299				277							571		526		1,094		997		960
Total revenues	1,181				1,172							2,283		2,244		4,623		4,431		4,393
Expenses:
Cost of services (exclusive of items shown below)	360				373							742		730		1,523		1,442		1,477
Cost of products sold	40				42							77		84		167		171		164
Selling, general, and administrative	209				199							410		380		787		729		682
Reimbursable debit network fees, postage, and other	299				277							571		526		1,094		997		960
Depreciation and amortization	96				109							193		218		439		461		497
Other operating expenses:
Restructuring, net	10				(1)							10		(1)		0		5		16
Litigation and regulatory settlements																		0
Impairments																				0
Total expenses	1,014				999							2,003		1,937		4,010		3,805		3,796
Operating (loss) profit	167				173							280		307		613		626		597
Interest income	1				4							2		7		11		11		8
Interest expense	0				(2)							(2)		(3)		(6)		(7)		(10)
Loss on debt extinguishment														0		0		0		0
Interest income (expense) from intercompany notes	2				(10)							(2)		(19)		(11)		(39)		(42)
Other income (expense)	3				(3)							(31)		(4)		(20)		9		16
Equity earnings from consolidated subsidiaries	0				0							0		0		0		0		0
Non-operating income (expense)	6				(11)							(33)		(19)		(26)		(26)		(28)
(Loss) income before income taxes and equity earnings in affiliates	173				162							247		288		587		600		569
Income tax expense (benefit)	47				5							50		54		166		139		67
Equity earnings in affiliates	8				5							11		9		18		19		20
Net (loss) income	134				162							208		243		439		480		522
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	18				16							34		31		66		56		62
Net (loss) income attributable to First Data Corporation	116				146							174		212		373		424		460
Comprehensive (loss) income	194				255							38		347		187		388		516
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	21				15							26		31		55		57		65
Comprehensive (loss) income attributable to First Data Corporation	173				240							12		316		132		331		451
Consolidation Adjustments
Revenues:
Transaction and processing service fees	(77)				(61)							(150)		(120)		(258)		(227)		(200)
Product sales and other	(15)				(15)							(29)		(30)		(60)		(60)		(59)
Reimbursable debit network fees, postage, and other	0				0							0		0		0		0		(23)
Total revenues	(92)				(76)							(179)		(150)		(318)		(287)		(282)
Expenses:
Cost of services (exclusive of items shown below)	(77)				(61)							(150)		(120)		(258)		(227)		(200)
Cost of products sold	(15)				(15)							(29)		(30)		(60)		(60)		(59)
Selling, general, and administrative	0				0							0		0		0		0		0
Reimbursable debit network fees, postage, and other	0				0							0		0		0		0		(23)
Depreciation and amortization	0				0							0		0		0		0		0
Other operating expenses:
Restructuring, net	0				0							0		0		0		0		0
Litigation and regulatory settlements																		0
Impairments																				0
Total expenses	(92)				(76)							(179)		(150)		(318)		(287)		(282)
Operating (loss) profit	0				0							0		0		0		0		0
Interest income	0				0							0		0		0		0		0
Interest expense	0				0							0		0		0		0		0
Loss on debt extinguishment														0		0		0		0
Interest income (expense) from intercompany notes	0				0							0		0		0		0		0
Other income (expense)	0				0							0		0		0		0		0
Equity earnings from consolidated subsidiaries	(220)				(346)							(430)		(532)		(1,127)		(786)		(795)
Non-operating income (expense)	(220)				(346)							(430)		(532)		(1,127)		(786)		(795)
(Loss) income before income taxes and equity earnings in affiliates	(220)				(346)							(430)		(532)		(1,127)		(786)		(795)
Income tax expense (benefit)	0				0							0		0		0		0		0
Equity earnings in affiliates	0				0							0		0		0		0		0
Net (loss) income	(220)				(346)							(430)		(532)		(1,127)		(786)		(795)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	41				41							74		62		127		121		112
Net (loss) income attributable to First Data Corporation	(261)				(387)							(504)		(594)		(1,254)		(907)		(907)
Comprehensive (loss) income	(275)				(384)							(240)		(559)		(714)		(663)		(786)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	41				41							74		62		127		121		112
Comprehensive (loss) income attributable to First Data Corporation	$ (316)				$ (425)							$ (314)		$ (621)		$ (841)		$ (784)		$ (898)

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $48 million and $98 million for the three and six months ended June 30, 2015, respectively, and $46 million and $90 million for the comparable periods in 2014.
[2]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.